Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	Inventories were as follows:

	December 31,
	2013	2012
	(in millions)
Timeshare	$371	$389
Hotel	25	26

	$396	$415